Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash in banks		$ 371	$ 133
Bank deposits with original maturities of three months or less	[1]		1,268
Cash and cash equivalents		$ 371	$ 1,401	$ 2,094	$ 2,969

[1]	Deposits with maturity of less than three months, no such deposits as of December 31, 2024 (in 2023 the deposits were bearing interest of 4.41%-5.1% per annum).